Investor A C Institutional and Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic Retirement Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock LifePath® Dynamic Retirement Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® Dynamic Retirement Fund (“LifePath Dynamic Retirement Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.